Shareholder Report, Holdings (Details) - Bretton Fund	Dec. 31, 2024
Financials
Holdings [Line Items]
Percent of Net Asset Value	36.52%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.93%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.31%
Cash Equivalents and Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.39%
Alphabet Inc, - Class C
Holdings [Line Items]
Percent of Net Asset Value	10.40%
The Progressive Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.67%
American Express Company
Holdings [Line Items]
Percent of Net Asset Value	6.57%
AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.14%
JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.51%
The TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.44%
NVR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Visa Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	5.39%
Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.31%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.17%